Other information by nature	12 Months Ended
Dec. 31, 2024
Additional information [abstract]
Other information by nature

8.	Other information by nature
Personnel costs for the Company for the years ended December 31, 2024, 2023 and 2022 amounted to €17.1 billion,
€19.1 billion and €18.2 billion, respectively, and included costs that were capitalized mainly in connection with product development activities. Personnel costs include wages and salaries, social security contributions, share-based compensation, pension and other post-employment benefits.
For the years ended December 31, 2024, 2023 and 2022, the continuing operations of the Company had an average number of employees of 259,118, 271,292 and 282,926, respectively.
Amounts relating to IFRS 16 recognized in Profit before taxes
Amounts recognized within Profit before taxes were as follows:

	Years ended December 31,
	2024	2023	2022
	(€ million)
Depreciation of right-of-use assets	€677	€607	€555
Interest expense on lease liabilities	64	63	63
Variable lease payments not included in the measurement of lease liabilities	3	3	5
Income from sub-leasing right-of-use assets	(138)	(109)	(108)
Expenses relating to short-term leases and to leases of low-value assets	219	111	107
Gains arising from sale and leaseback transactions	(248)	(155)	(119)
Total expense recognized in Net profit	€577	€520	€503